SHORT TERM LOANS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Short-term Debt [Text Block]
14. SHORT-TERM LOANS

On May 24, 2010, the Company borrowed $387,997 with interest of 5.346% from a bank. The maturity date was November 24, 2010. The loan was collateralized by raw material inventory and the personal guarantee of the Company’s CEO together with a third party’s guarantee. As of November 23, 2010, the loan was repaid, and on November 24, 2010, the Company borrowed $362,390 from the same bank with interest of 5.610%. The maturity date of the new loan was May 24, 2011. The loan was collateralized by raw material inventory. On December 23, 2010, the Company repaid $120,797 to the bank. On January 26, 2011, the remaining balance of the loan was repaid by the Company.

On September 13, 2010, the Company borrowed $1,776,995, $927,128 and $1,004,388 from three different credit unions. Each loan bore interest of 7.2% and matures September 12, 2011. These loans were collateralized by one of the Company’s buildings and its land use right.

On December 13, 2010, the Company entered into a loan with a lender for $10 million. The loan bore interest of 10% payable in advance at the beginning of each quarter with a maturity of March 1, 2012. As of June 30, 2011, the Company had prepaid interest of $208,904. At June 30, 2011, the Company had short-term loans outstanding of $13,708,511.

14. SHORT TERM LOANS

On June 2, 2009, the Company borrowed $1,391,289 and $805,483 from two credit unions. Both of the loans bore interest of 10.459% with maturity dates on May 26, 2010. These loans were not subject to any covenants and were paid in full in August 2010. The loans were collateralized by the Company’s land use right, one of its buildings and other long-lived assets.

On December 31, 2009, the Company borrowed $951,935 and $73,225 from two credit unions. Both of the loans bore interest of 9.558% with maturity dates on May 26, 2010. These loans were not subject to any covenants and were paid in full in August 2010. The loans were collateralized by the Company’s land use right, one of its buildings and other long-lived assets.

In February and March 2010, the Company borrowed $5,565,156 from a bank. The short-term loan bore interest of 5.31%. On March 18, 2010, the Company repaid the loan. The loan was collateralized by one of the Company’s buildings and its land use right.

On May 24, 2010, the Company borrowed $387,997 with interest of 5.346% from a bank. The maturity date was November 24, 2010. The loan was collateralized by raw material inventory and the personal guarantee of the Company’s CEO together with a third party’s guarantee. As of November 23, 2010, the loan was repaid, and on November 24, 2010, the Company borrowed $362,390 from the same bank with interest of 5.610%. The maturity date of the new loan is May 24, 2011. The loan is collateralized by raw material inventory. On December 23, 2010, the Company repaid $120,797 to the bank.

On September 13, 2010, the Company borrowed $1,736,452, $905,975 and $981,473 from three different credit unions. Each of the loans bears interest of 7.2% and matures September 12, 2011. These loans were collateralized by one of the Company’s buildings and its land use right.

On October 14, 2010, the Company entered into a short-term loan agreement for $1,500,000 with Strong Growth Capital Ltd. The loan bore interest of 10% with a maturity date of March 31, 2011. The loan and its interest were repaid on December 13, 2010.